Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands					9 Months Ended		12 Months Ended
	Jul. 01, 2021	Apr. 20, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	May 25, 2021	May 24, 2021
Other Commitments [Line Items]
Lease termination expenses operating lease		$ 4,243
Operating Lease Agreement [Member]
Other Commitments [Line Items]
Letter of credit outstanding			$ 2,228	$ 2,505	$ 1,500		$ 2,228	$ 2,505
Operating lease rent expenses per month			$ 2	$ 73	2	$ 2
Operating lease sublease rental income per annum					0	318	318	538
Operating lease rental expenses per annum net					$ 2,871	$ 2,829	$ 3,774	$ 3,528
New Operating Lease Agreement [Member]
Other Commitments [Line Items]
Letter of credit outstanding									$ 1,500	$ 2,228
Palantir Foundry Agreement [Member]
Other Commitments [Line Items]
Professional fees payable per quarter	$ 1,000
Term of agreement	5 years
Americas [Member] | New York
Other Commitments [Line Items]
Year of expiry of operating lease agreement			2028
Americas [Member] | Operating Lease Agreement [Member]
Other Commitments [Line Items]
Operating lease term of rental agreement			3 years
Central America [Member] | Operating Lease Agreement [Member]
Other Commitments [Line Items]
Operating lease term of rental agreement			3 years